Condensed Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 764	$ 1,883	$ 961
Accounts receivable		24,469
Total Current Assets	764	26,352	961
Non-current assets
Intangible assets, net of accumulated amortization and impairment of $15,270 and $15,120, respectively	50	200	400
Total non-current assets	50	200	400
TOTAL ASSETS	814	26,552	1,361
Current Liabilities
Accounts payable	25,780
Accrued interest	44,747	33,262	20,905
Accrued compensation, related party	126,000		865,846
Derivative liability	131,968	116,654
Convertible note payable, net of discount of $367 and $49,134, respectively	71,633	16,866	0
Note payable, related parties	536,100	520,000	532,500
Total Current Liabilities	936,228	686,782	1,419,251
TOTAL LIABILITIES	936,228	686,782	1,419,251
COMMITMENTS AND CONTINGENCIES
Stockholders' Deficit
Preferred stock: $0.001 par value, 750,000,000 authorized; 50,000,000 and 50,000,000 shares issued and outstanding, respectively	50,000	50,000	50,000
Common stock: $0.001 par value 900,000,000 authorized; 71,245,132 and 44,904,708 shares issued and outstanding, respectively	71,245	44,905	17,137
Additional paid in capital	2,597,875	2,236,440	877,908
Accumulated deficit	(3,654,535)	(2,991,576)	(2,362,935)
Total Stockholders' Deficit	(935,414)	(660,230)	(1,417,890)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 814	$ 26,552	$ 1,361